Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal: Current						$ 206,393
Federal: Deferred					(103)	(28,608)
State: Current
State: Deferred
Change in valuation allowance					103	28,608
Income tax provision (benefit)	$ 230,607		$ 481,374			$ 206,393